Quarterly Report
May 31, 2019
MFS®  Low Volatility
Equity Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 5.0%
CACI International, Inc., “A” (a)	7,953	$1,618,594
Honeywell International, Inc.	19,815	3,255,803
Lockheed Martin Corp.	6,675	2,259,754
Northrop Grumman Corp.	7,191	2,180,671
United Technologies Corp.	10,013	1,264,642
		$10,579,464
Alcoholic Beverages – 1.3%
Constellation Brands, Inc., “A”	15,194	$2,680,981
Automotive – 0.3%
Lear Corp.	6,151	$732,154
Brokerage & Asset Managers – 1.4%
CME Group, Inc.	15,333	$2,945,776
Business Services – 4.6%
Amdocs Ltd.	87,294	$5,187,009
CoStar Group, Inc. (a)	2,620	1,335,257
FleetCor Technologies, Inc. (a)	4,236	1,093,778
Global Payments, Inc.	6,401	986,010
Total System Services, Inc.	9,322	1,151,547
		$9,753,601
Cable TV – 0.7%
Comcast Corp., “A”	34,915	$1,431,515
Chemicals – 0.5%
Eastman Chemical Co.	14,785	$959,842
Computer Software – 3.4%
Adobe Systems, Inc. (a)	10,322	$2,796,230
Microsoft Corp.	25,855	3,197,746
Oracle Corp.	23,015	1,164,559
		$7,158,535
Construction – 2.1%
AvalonBay Communities, Inc., REIT	13,727	$2,786,718
Mid-America Apartment Communities, Inc., REIT	13,804	1,576,141
		$4,362,859
Consumer Products – 2.0%
Procter & Gamble Co.	40,969	$4,216,120
Consumer Services – 2.4%
Booking Holdings, Inc. (a)	897	$1,485,629
Bright Horizons Family Solutions, Inc. (a)	26,997	3,700,209
		$5,185,838
Containers – 0.4%
Berry Global Group, Inc. (a)	18,899	$888,631
Electrical Equipment – 0.5%
Johnson Controls International PLC	25,794	$993,585

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.3%
Texas Instruments, Inc.	25,889	$2,700,482
Energy - Independent – 0.8%
Occidental Petroleum Corp.	18,848	$938,065
Phillips 66	10,393	839,754
		$1,777,819
Energy - Integrated – 1.2%
Exxon Mobil Corp.	36,658	$2,594,287
Food & Beverages – 5.7%
General Mills, Inc.	55,415	$2,739,717
Ingredion, Inc.	12,480	950,477
Mondelez International, Inc.	31,627	1,608,233
PepsiCo, Inc.	53,318	6,824,704
		$12,123,131
Gaming & Lodging – 0.8%
Carnival Corp.	32,590	$1,668,282
Health Maintenance Organizations – 2.7%
Cigna Corp.	13,872	$2,053,333
Humana, Inc.	9,853	2,412,606
UnitedHealth Group, Inc.	5,358	1,295,564
		$5,761,503
Insurance – 9.1%
Allstate Corp.	12,611	$1,204,477
Aon PLC	14,633	2,634,964
Chubb Ltd.	14,908	2,177,612
Everest Re Group Ltd.	16,403	4,062,367
Hartford Financial Services Group, Inc.	38,781	2,042,208
Loews Corp.	50,862	2,612,272
MetLife, Inc.	27,639	1,277,198
Progressive Corp.	18,783	1,489,116
Prudential Financial, Inc.	9,228	852,483
Travelers Cos., Inc.	6,206	903,407
		$19,256,104
Internet – 2.7%
Alphabet, Inc., “A” (a)	4,211	$4,659,472
Alphabet, Inc., “C” (a)	978	1,079,350
		$5,738,822
Machinery & Tools – 2.1%
AGCO Corp.	29,193	$1,943,086
Eaton Corp. PLC	20,605	1,534,867
Illinois Tool Works, Inc.	6,286	877,777
		$4,355,730
Major Banks – 0.5%
PNC Financial Services Group, Inc.	8,414	$1,070,766
Medical Equipment – 5.6%
Danaher Corp.	25,011	$3,301,702
Medtronic PLC	32,135	2,975,058
STERIS PLC	25,577	3,419,133
Stryker Corp.	7,032	1,288,544

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Varian Medical Systems, Inc. (a)	6,603	$833,695
		$11,818,132
Network & Telecom – 3.0%
Cisco Systems, Inc.	94,757	$4,930,207
Motorola Solutions, Inc.	9,809	1,470,859
		$6,401,066
Other Banks & Diversified Financials – 3.6%
M&T Bank Corp.	9,644	$1,539,182
Mastercard, Inc., “A”	11,686	2,938,912
U.S. Bancorp	20,973	1,052,845
Visa, Inc., “A”	12,311	1,986,134
		$7,517,073
Pharmaceuticals – 7.8%
Eli Lilly & Co.	50,136	$5,812,768
Johnson & Johnson	38,806	5,089,407
Merck & Co., Inc.	17,667	1,399,403
Pfizer, Inc.	73,536	3,053,214
Zoetis, Inc.	12,180	1,230,789
		$16,585,581
Pollution Control – 3.5%
Waste Connections, Inc.	77,525	$7,336,966
Real Estate – 5.7%
EPR Properties, REIT	13,490	$1,053,569
Extra Space Storage, Inc., REIT	10,303	1,104,070
Public Storage, Inc., REIT	14,674	3,490,651
STORE Capital Corp., REIT	118,161	4,043,469
Sun Communities, Inc., REIT	18,655	2,355,567
		$12,047,326
Restaurants – 3.8%
Aramark	26,876	$935,016
McDonald's Corp.	13,515	2,679,619
Starbucks Corp.	58,505	4,449,890
		$8,064,525
Specialty Chemicals – 1.7%
Ecolab, Inc.	19,111	$3,518,144
Specialty Stores – 2.5%
Costco Wholesale Corp.	21,932	$5,254,469
Telephone Services – 0.9%
Verizon Communications, Inc.	34,292	$1,863,770
Tobacco – 1.2%
Altria Group, Inc.	54,039	$2,651,153
Utilities - Electric Power – 8.2%
American Electric Power Co., Inc.	15,861	$1,365,949
DTE Energy Co.	20,207	2,535,372
Duke Energy Corp.	27,323	2,339,122
Evergy, Inc.	21,128	1,228,382
Exelon Corp.	24,226	1,164,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NextEra Energy, Inc.	19,702	$3,905,134
WEC Energy Group, Inc.	16,372	1,318,765
Xcel Energy, Inc.	59,612	3,418,152
		$17,275,662
Total Common Stocks		$209,269,694
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.46% (v)	5,201	$5,201

Other Assets, Less Liabilities – 1.0%		2,186,020
Net Assets – 100.0%		$211,460,915
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,201 and $209,269,694, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$209,269,694	$—	$—	$209,269,694
Mutual Funds	5,201	—	—	5,201
Total	$209,274,895	$—	$—	$209,274,895
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$778,538	$89,455,102	$90,229,323	$954	$(70)	$5,201

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,980	$—